Segment Information (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Nov. 30, 2025
Segment Information [Abstract]
Schedule of Key Decisions Regarding Resource Allocation	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:
	August 31, 2026	November 30, 2025
Cash	$1,522	$432
Cash and investments held in Trust Account	$235,645,815	$—
	For the Three Months Ended August 31,		For the Nine Months Ended August 31,
	2026	2025	2026	2025
General, formation and operational costs	$233,398	$71,471	$1,284,850	$167,328
Interest earned on cash and investments held in Trust Account	$2,109,367	$—	$5,820,815	$—
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODMs review several key metrics, which include the following:
	November 30 2025	November 30, 2024
Cash	$432	$—
Prepaid expenses	$25,000	$—
Deferred offering costs	$339,249	$15,000
	For the year ended November 30, 2025	For the period from November 26, 2024 (Inception) Through November 30, 2024
General and administrative costs	$204,391	$1,275